Taxes on Income (Details) - Schedule of Deferred Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Taxes [Line Items]
Balance at Beginning	$ (301)	$ (645)	$ (793)
Changes during the year:
Initial recognition due to business combination			(825)
Charged to the statement of profit or loss	482	344	973
Balance at ending	181	(301)	(645)
Property and equipment, net [Member]
Schedule of Deferred Taxes [Line Items]
Balance at Beginning			(10)
Changes during the year:
Initial recognition due to business combination
Charged to the statement of profit or loss			10
Balance at ending
Intangible assets, net [Member]
Schedule of Deferred Taxes [Line Items]
Balance at Beginning	(852)	(1,067)	(783)
Changes during the year:
Initial recognition due to business combination			(825)
Charged to the statement of profit or loss	688	215	541
Balance at ending	(164)	(852)	(1,067)
Carryforward tax losses [Member]
Schedule of Deferred Taxes [Line Items]
Balance at Beginning	551	422
Changes during the year:
Initial recognition due to business combination
Charged to the statement of profit or loss	(509)	129	422
Balance at ending	42	551	422
Carryforward research and development expenses [Member]
Schedule of Deferred Taxes [Line Items]
Balance at Beginning
Changes during the year:
Initial recognition due to business combination
Charged to the statement of profit or loss	285
Balance at ending	285
Other [Member]
Schedule of Deferred Taxes [Line Items]
Balance at Beginning
Changes during the year:
Initial recognition due to business combination
Charged to the statement of profit or loss	18
Balance at ending	$ 18